RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details)				1 Months Ended		12 Months Ended
	Oct. 12, 2017 CAD ($) shares	Oct. 10, 2017 CAD ($) shares	Mar. 03, 2017 CAD ($) shares	Sep. 28, 2017 CAD ($) shares	Jul. 25, 2017 CAD ($)	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Oct. 12, 2017 USD ($)	Oct. 10, 2017 USD ($)	Jun. 09, 2017 CAD ($)	Jun. 09, 2017 USD ($)	Mar. 03, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Commission payables							$ 6,531
Bears interest per annum						24.00%
Option granted | shares						15,695,000
CEO [Member]
Disclosure of transactions between related parties [line items]
Loan Agreement		$ 250,900	$ 376,350
Bears interest per annum		24.00%	24.00%						24.00%			24.00%
Loan repayable		120 days	360 days
Monthly penalty fee		10.00%	10.00%						10.00%			10.00%
Option granted | shares		300,000	300,000
Interest expense		$ 45,368				$ 68,052
CEO [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan Agreement									$ 200,000			$ 300,000
Former directors [Member]
Disclosure of transactions between related parties [line items]
Loan Agreement	$ 188,175			$ 376,350						$ 125,450
Bears interest per annum	24.00%			24.00%				24.00%		10.00%	10.00%
Loan repayable	120 days			120 days
Monthly penalty fee				10.00%
Option granted | shares	150,000			300,000
Interest expense	$ 9,898				$ 1,299	23,509
Share-based compensation						$ 3,693,798
Former directors [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan Agreement				$ 300,000				$ 150,000			$ 100,000
Directors and officers [Member]
Disclosure of transactions between related parties [line items]
Option granted | shares						15,695,000
Officers [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation						$ 23,980